UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Vermillion Asset Management, LLC
Address:                 267 Fifth Avenue, 7th Floor
                         New York, NY  10016

Form 13F File Number:    28-12729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Zuech
Title:     Chief Compliance Officer
Phone:     212-683-8816

Signature, Place and Date of Signing:

/s/Christopher Zuech                           New York, NY    November 9, 2010

Report Type (Check only one):

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                              0

Form 13F Information Table Entry Total                         43

Form 13F Information Table Value Total:      $950,145 (thousands)

List of Other Included Managers: None

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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
* AMERICAN ELEC PWR INC COM          COM            025537101      790    21800 SH       SOLE       NONE        0      0    0
* BAKER HUGHES INC COM               COM            057224107      596    14000 SH       SOLE       NONE        0      0    0
* CME GROUP INC COM                  COM            12572Q105    2,084     8000 SH       SOLE       NONE        0      0    0
* CAMPBELL SOUP CO COM               COM            134429109      815    22800 SH       SOLE       NONE        0      0    0
* DOMINION RES INC VA NEW COM        COM            25746U109      201     4600 SH       SOLE       NONE        0      0    0
* ECOLAB INC COM                     COM            278865100      812    16000 SH       SOLE       NONE        0      0    0
* ISHARES INC MSCI BRAZIL            CALL           464286400   30,779   400000     CALL SOLE       NONE        0      0    0
* ISHARES INC MSCI BRAZIL            PUT            464286400   30,779   400000     PUT  SOLE       NONE        0      0    0
* ISHARES INC MSCI BRAZIL            MSCI B         464286400   15,390   200000 SH       SOLE       NONE        0      0    0
* ISHARES TR INDEX FTSE XNHUA IDX    FTSE X         464287184    5,567   130000 SH       SOLE       NONE        0      0    0
* ISHARES TR INDEX FTSE XNHUA IDX    CALL           464287184   20,511   479000     CALL SOLE       NONE        0      0    0
* ISHARES TR INDEX FTSE XNHUA IDX    PUT            464287184    9,635   225000     PUT  SOLE       NONE        0      0    0
* SPDR GOLD TRUST GOLD SHS           GOLD S         78463V107   18,547   145000 SH       SOLE       NONE        0      0    0
* SPDR GOLD TRUST GOLD SHS           PUT            78463V107   57,560   450000     PUT  SOLE       NONE        0      0    0
* SPDR GOLD TRUST GOLD SHS           CALL           78463V107    5,116    40000     CALL SOLE       NONE        0      0    0
* SPDR GOLD TRUST GOLD SHS           PUT            78463V107   63,955   500000     PUT  SOLE       NONE        0      0    0
* SPDR GOLD TRUST GOLD SHS           CALL           78463V107    6,396    50000     CALL SOLE       NONE        0      0    0
* SPDR GOLD TRUST GOLD SHS           CALL           78463V107    2,405    18800     CALL SOLE       NONE        0      0    0
* SPDR GOLD TRUST GOLD SHS           CALL           78463V107   31,978   250000     CALL SOLE       NONE        0      0    0
* SPDR GOLD TRUST GOLD SHS           CALL           78463V107  127,910  1000000     CALL SOLE       NONE        0      0    0
* SPDR GOLD TRUST GOLD SHS           PUT            78463V107   38,373   300000     PUT  SOLE       NONE        0      0    0
* SPDR GOLD TRUST GOLD SHS           PUT            78463V107   63,955   500000     PUT  SOLE       NONE        0      0    0
* GAP INC DEL COM                    COM            364760108      800    42900 SH       SOLE       NONE        0      0    0
* GOODRICH CORP COM                  COM            382388106      841    11400 SH       SOLE       NONE        0      0    0
* HELMERICH & PAYNE INC COM          COM            423452101      837    20700 SH       SOLE       NONE        0      0    0
* ITT CORP NEW COM                   COM            450911102      820    17500 SH       SOLE       NONE        0      0    0
* NORDSTROM INC COM                  COM            655664100      525    14100 SH       SOLE       NONE        0      0    0
* KELLOGG CO COM                     COM            487836108      793    15700 SH       SOLE       NONE        0      0    0
* L-3 COMMUNICATIONS HLDGS INC COM   COM            502424104      860    11900 SH       SOLE       NONE        0      0    0
* MARATHON OIL CORP COM              COM            565849106      834    25200 SH       SOLE       NONE        0      0    0
* PEPSICO INC COM                    COM            713448108      817    12300 SH       SOLE       NONE        0      0    0
* RANGE RES CORP COM                 COM            75281A109      452    11850 SH       SOLE       NONE        0      0    0
* SPDR S&P 500 ETF TR UNIT SER 1 S&P CALL           78462F103   57,065   500000     CALL SOLE       NONE        0      0    0
* SPDR S&P 500 ETF TR UNIT SER 1 S&P PUT            78462F103   57,065   500000     PUT  SOLE       NONE        0      0    0
* SPDR S&P 500 ETF TR UNIT SER 1 S&P CALL           78462F103   57,065   500000     CALL SOLE       NONE        0      0    0
* SPDR S&P 500 ETF TR UNIT SER 1 S&P CALL           78462F103   22,826   200000     CALL SOLE       NONE        0      0    0
* SPDR S&P 500 ETF TR UNIT SER 1 S&P CALL           78462F103   79,891   700000     CALL SOLE       NONE        0      0    0
* SPDR S&P 500 ETF TR UNIT SER 1 S&P CALL           78462F103   57,065   500000     CALL SOLE       NONE        0      0    0
* SPDR S&P 500 ETF TR UNIT SER 1 S&P PUT            78462F103   57,065   500000     PUT  SOLE       NONE        0      0    0
* AT&T INC COM                       COM            00206R102      749    26200 SH       SOLE       NONE        0      0    0
* UNIT CORP COM                      COM            909218109      839    22500 SH       SOLE       NONE        0      0    0
* UNITED STATES OIL FUND LP UNITS    CALL           91232N108   17,420   500000     CALL SOLE       NONE        0      0    0
* UNITED STATES OIL FUND LP UNITS    CALL           91232N108    1,362    39100     CALL SOLE       NONE        0      0    0
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